Intangible assets (Details 6)	12 Months Ended
Dec. 31, 2025
Northeast Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average annual growth %)	3.57%
Average exchange rate in USD	5.54%
Perpetual growth rate (%)	3.26%
Pre-tax WACC (%)	13.52%
Post-tax WACC (%)	12.71%
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average annual growth %)	6.30%
Average exchange rate in USD	5.54%
Perpetual growth rate (%)	2.10%
Pre-tax WACC (%)	11.80%
Post-tax WACC (%)	10.16%